Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Summary of Statutory Federal Tax Rate to Income or Loss before Taxes

Income tax expense in 2012 and 2013 differed from the amount expected by applying the statutory federal tax rate to the income or loss before taxes as summarized below:

	December 31,
	2012	2013
Federal tax benefit at statutory rate	34%	34%
State tax benefit net of federal effect	—	—
Change in valuation allowance	(33%)	(42)%
Research and development credits	—	9%
Non-deductible expenses and other	(1)%	(1)%

Total	0%	0%

Significant Components of Net Deferred Tax Assets

Significant components of the Company’s net deferred tax assets at December 31, 2012 and 2013 are as follows (in thousands):

	December 31,
	2012	2013
Net operating loss carry forwards	$14,090	$21,414
Research and development tax credits	540	2,414
Accruals and reserves	176	47
Depreciation and amortization	46	89

Total deferred tax assets	14,852	23,964
Less: Valuation allowance	(14,852)	(23,964)

Net deferred tax assets	$—	$—

Reconciliation of Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

Amount
Balance at January 1, 2012	$62
Increases based on tax positions taken during a current period	11

Balance at December 31, 2012	73
Increases based on tax positions taken during a prior period	31
Increases based on tax positions taken during a current period	183

Balance at December 31, 2013	$287